Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
As of January 1,	€ 12,927	€ 0
Additions	42,977	13,476
Depreciation expenses	(7,401)	(549)
As of December 31,	48,503	12,927
Cumulative depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January 1,	(549)	0
Additions	(7,401)	(549)
As of December 31,	(7,950)	(549)
Cumulative Costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January 1,	13,476	0
Additions	42,977	13,476
As of December 31,	€ 56,453	€ 13,476